Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance (in Shares) at Dec. 31, 2007		4,501,000
Comprehensive income (loss):
Net income (loss)	$ 1,546			$ 1,546
Unrealized holding gains on available-for-sale securities, net of taxes	(94)				(94)
Unrealized holding losses on interest rate swaps, net of taxes	1,159				1,159
Total comprehensive income (loss)	2,611
Balance at Dec. 31, 2008	45,697	23,023	22,854	(2,219)	2,039
Balance (in Shares) at Dec. 31, 2008		4,951,098
Comprehensive income (loss):
Net income (loss)	577			577
Unrealized holding gains on available-for-sale securities, net of taxes	261				261
Unrealized holding losses on interest rate swaps, net of taxes	(1,082)				(1,082)
Total comprehensive income (loss)	(244)
Balance at Dec. 31, 2009	46,095	23,023	23,496	(1,642)	1,218
Balance at Dec. 31, 2009	46,095		23,496	(1,642)	1,218
Comprehensive income (loss):
Net income (loss)	330			330
Unrealized holding gains on available-for-sale securities, net of taxes	469				469
Unrealized holding losses on interest rate swaps, net of taxes	(394)				(394)
Total comprehensive income (loss)	405
Share-based compensation expense	190		190
Balance at Jun. 30, 2010	46,690	23,023	23,686	(1,312)	1,293
Balance (in Shares) at Jun. 30, 2010		4,951,098
Balance (in Shares) at Dec. 31, 2009		4,951,098
Balance at Dec. 31, 2009	46,095	23,023	23,496	(1,642)	1,218
Comprehensive income (loss):
Net income (loss)	(7,859)			(7,859)
Unrealized holding gains on available-for-sale securities, net of taxes	(1,515)				(1,515)
Unrealized holding losses on interest rate swaps, net of taxes	(641)				(641)
Total comprehensive income (loss)	(10,015)
Issuance of restricted stock grants	140,211	107,415	32,796
Issuance of restricted stock grants (in Shares)		23,100,000
Balance at Dec. 31, 2010	177,101	130,438	57,102	(9,501)	(938)
Balance (in Shares) at Dec. 31, 2010		28,051,098
Balance at Dec. 31, 2010	177,101	28,051	159,489	(9,501)	(938)
Comprehensive income (loss):
Net income (loss)	(6,001)			(6,001)
Unrealized holding gains on available-for-sale securities, net of taxes	1,797				1,797
Unrealized holding losses on interest rate swaps, net of taxes	(282)				(282)
Total comprehensive income (loss)	(4,486)
Share-based compensation expense	969		969
Issuance of restricted stock grants		568	(568)
Issuance of restricted stock grants (in Shares)		568,260
Balance at Jun. 30, 2011	$ 173,584	$ 28,619	$ 159,890	$ (15,502)	$ 577
Balance (in Shares) at Jun. 30, 2011		28,619,358